Note 8 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Servicing Liability at Amortized Cost [Table Text Block]
(Dollars in thousands)	2021	2020
Mortgage servicing rights, net:
Balance, beginning of year	$3,043	2,172
Originations	1,405	2,189
Amortization	(1,168)	(1,318)
Balance, end of year	$3,280	3,043
Fair value of mortgage servicing rights	$4,813	3,378

Summary of Risk Characteristics of Loans Being Serviced [Table Text Block]
(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term:
15 year fixed rate	$117,439	2.85%	142	1,066
30 year fixed rate	424,109	3.42	313	2,663

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Gross		Unamortized
	Carrying	Accumulated	Intangible
(Dollars in thousands)	Amount	Amortization	Assets
December 31, 2021
Mortgage servicing rights	$5,854	(2,574)	3,280
Core deposit intangible	574	(564)	10
Goodwill	802	0	802
Total	$7,230	(3,138)	4,092

December 31, 2020
Mortgage servicing rights	$5,691	(2,648)	3,043
Core deposit intangible	574	(517)	57
Goodwill	802	0	802
Total	$7,067	(3,165)	3,902

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(Dollars in thousands)	Mortgage Servicing Rights	Core Deposit Intangible	Total Amortizing Intangible Assets
Year ended December 31,
2022	$695	10	705
2023	648	0	648
2024	613	0	613
2025	543	0	543
2026	441	0	441
Thereafter	340	0	340
	$3,280	10	3,290